UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

November 30, 2015

CFS-QTLY-116
1.810684.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 12/7/15, VRDN (a)(b)	$3,500	$3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 12/7/15, VRDN (a)	800	800
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.12% 12/7/15, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,800	5,800
California - 65.8%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	9,920	9,920
(La Terrazza Apts. Proj.) Series 2002 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,815	14,815
(Southport Apts. Proj.) Series 2002 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	3,200	3,200
Series 2011 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	27,025	27,025
Series 2009 C, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.11% 12/7/15, LOC BNP Paribas SA, VRDN (a)(b)	4,075	4,075
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.06% 12/7/15 (Liquidity Facility Bank of America NA) (a)(c)	2,250	2,250
Series II R 11901, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Series Putters 3211, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,320	13,320
Series Putters 3293, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series Putters 3434, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,195	4,195
Series 2007 A2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	56,200	56,200
Series 2008 C1, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,900	5,900
Series 2008 E1, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000	4,000
Series 2008 F1, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	28,600	28,600
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,785	9,785
Series ROC II R 11970-1, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	3,645	3,645
Participating VRDN:
Series 15 XF0093, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,615	3,615
Series BBT 2014, 0.01% 12/7/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	6,630	6,630
Series EGL 14 0005, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	8,500	8,500
Series MS 3346, 0.1% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series Putters 3960, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Series ROC II R 11974, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series ROC II R 14081, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.01% 12/1/15, VRDN (a)(b)	19,205	19,205
California Gen. Oblig.:
Participating VRDN:
Series 15 XF2161, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,115	3,115
Series 15 XF2171, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,040	3,040
Series 2003 A2, 0.01% 12/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	13,900	13,900
Series 2003 C1, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	59,350	59,350
Series 2003 C3, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	43,800	43,800
Series 2003 C4, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	35,960	35,960
Series 2004 A1, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	17,880	17,880
Series 2004 A10, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	26,200	26,200
Series 2004 A3, 0.01% 12/1/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,495	10,495
Series 2004 A4, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	26,670	26,670
Series 2004 A7, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	37,700	37,700
Series 2004 A8, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	27,500	27,500
Series 2004 A9, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	50,000	50,000
Series 2004 B1, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	1,200	1,200
Series 2004 B2, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	5,000	5,000
Series 2004 B3, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	11,100	11,100
Series 2004 B4, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	27,470	27,470
Series 2004 B6, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,700	17,700
Series 2005 A1, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	24,550	24,550
Series 2005 B2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,900	18,900
Series 2005 B5, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	45,800	45,800
Series 2005 B7, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	3,015	3,015
Series A1-2, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	10,050	10,050
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 12/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,000	16,000
Series 2005 H, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	70,540	70,540
Series 2005 I, 0.01% 12/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	31,950	31,950
(Scripps Health Proj.) Series 2008 D, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	6,350	6,350
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	16,900	16,900
Series 2011 B, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,500	3,500
Series 2011 D, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	71,100	71,100
Participating VRDN:
Series 15 XF0120, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF0131, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,235	11,235
Series 15 XF2119, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 2015 ZF0213, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 3294, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,850	21,850
Series MS 3239, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	7,330	7,330
Series TD 0036, 0.02% 12/7/15 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,665	4,665
Series 2011 B, 0.01% 12/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,700	3,700
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	4,365	4,365
0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	4,815	4,815
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	2,695	2,695
0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	16,580	16,580
Series 2002 E, 0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	14,330	14,330
Series 2005 D, 0.02% 12/7/15, LOC Citibank NA, VRDN (a)(b)	15,125	15,125
Series 2000 N, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	5,445	5,445
Series 2001 E, 0.03% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,915	18,915
Series 2001 F, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	8,710	8,710
Series 2002 J, 0.01% 12/7/15, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	9,300	9,300
Series 2003 M, 0.01% 12/7/15, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	8,550	8,550
Series 2004 E, 0.01% 12/7/15, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	14,430	14,430
Series 2005 A, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	51,735	51,735
Series 2005 B, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	44,300	44,300
Series 2006 C, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	35,950	35,950
Series 2006 F, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,690	10,690
Series 2007 H, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	26,280	26,280
Series 2007 K, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	15,000	15,000
Series 2008 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,710	8,710
Series 2008 D, 0.01% 12/7/15, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.15% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	7,275	7,275
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Series 2008 B, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	5,300	5,300
(Pacific Gas & Elec. Co. Proj.) Series 2009 C, 0.01% 12/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,150	5,150
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.01% 12/1/15, LOC JPMorgan Chase Bank, LOC Mizuho Corporate Bank Ltd., VRDN (a)	8,400	8,400
Series 1996 E, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	59,900	59,900
Series 1996 F, 0.01% 12/1/15, LOC JPMorgan Chase Bank, LOC TD Banknorth, NA, VRDN (a)	7,200	7,200
Series 1997 B, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,500	15,500
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 0.01% 12/1/15 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	8,995	8,995
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.08% 12/7/15, LOC Comerica Bank, VRDN (a)(b)	2,730	2,730
(Recology, Inc. Proj.) Series 2010 A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.08% 12/7/15, LOC Comerica Bank, VRDN (a)(b)	1,400	1,400
Series 2011 A, 0.08% 12/7/15, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.05% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.17% 12/7/15, LOC Bank of America NA, VRDN (a)(b)	1,300	1,300
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	38,800	38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	900	900
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	25,875	25,875
(Grove Apts. Proj.) Series X, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,800	6,800
Series 2001 W2, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	11,500	11,500
(Northwood Apts. Proj.) Series N, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	15,445	15,445
(Terraces at Park Marino Proj.) Series I, 0.06% 12/7/15, LOC Bank of The West San Francisco, VRDN (a)(b)	5,080	5,080
(The Belmont Proj.) Series 2005 F, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	12,550	12,550
(Vizcaya Apts. Proj.) Series B, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	21,020	21,020
(Wilshire Court Proj.):
Series AAA, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
Series M, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	20,290	20,286
Series 2000 Y, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,640	8,640
Series 2003 DD, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
Series 2007 O, 0.02% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	35,952	35,952
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 0.01% 12/1/15 (Chevron Corp. Guaranteed), VRDN (a)	6,700	6,700
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Health Proj.) Series 2008 A, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	7,200	7,200
(Oakmont Stockton Proj.) Series 1997 C, 0.03% 12/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,200	17,200
Participating VRDN Series ROC II R 14001, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.08% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	480	480
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	13,050	13,050
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	42,360	42,360
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	5,000	5,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	60,000	60,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	16,600	16,600
Series MS 3250, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	62,245	62,245
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.03% 12/7/15, LOC Bank of America NA, VRDN (a)	26,865	26,865
Foothill-De Anza Cmnty. College District Participating VRDN:
Series 15 ZF2116, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,000	7,000
Series ROC II R 14066, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.04% 12/7/15, LOC Comerica Bank, VRDN (a)(b)	9,100	9,100
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	6,650	6,650
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Irvine Impt. Bond Act of 1915:
(Assessment District #03-19 Proj.) Series 2004 A, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	11,120	11,120
Series 2006 B, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,900	5,900
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2005 21A, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	11,544	11,544
Series A, 0.01% 12/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,431	2,431
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	28,400	28,400
Series 2014 B, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	47,645	47,645
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	10,675	10,675
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	17,400	17,400
Series MS 3096, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,600	9,600
Series Putters 3776 Z, 0.03% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series Putters 4004 Z, 0.03% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series ROC II R 11728, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	10,960	10,960
Series ROC II R 11773, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,920	4,920
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	90,900	90,900
(Promenade Towers Proj.) Series 2000, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	33,860	33,860
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series BC 10 27B, 0.02% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Putters 3847, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11842, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
0.06% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	3,645	3,645
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series MS 3289, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.01% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	14,035	14,035
Series Putters 0039, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 3332, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,660	6,660
Series Putters 3718 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,460	13,460
Series Putters 4330, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 4361, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series 2001 B1, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	23,950	23,950
Series 2001 B2, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,400	7,400
Series 2001 B5, 0.01% 12/7/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	9,500	9,500
Series 2001 B6, 0.01% 12/1/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	10,300	10,300
Series 2001 B8, 0.01% 12/7/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	10,400	10,400
Series 2002 A1, 0.01% 12/7/15 (Liquidity Facility Bank of America NA), VRDN (a)	27,900	27,900
Series 2002 A2, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	13,000	13,000
Series 2002 A3, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	21,450	21,450
Series 2002 A5, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	3,600	3,600
Series 2002 A7, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	22,600	22,600
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series MS 3397, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Series ROC 14087, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series ROC II R 0006, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	18,150	18,150
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series 15 ZF0158, 0.05% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,220	2,220
Series WF 10 40C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,400	5,400
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,510	2,510
Series Putters 3371, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,495	22,495
Series Putters 3751, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series ROC II R 14059, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185	3,185
Series Putters 3547, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	36,805	36,805
Series Putters 3289, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225	2,225
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	8,950	8,950
Mountain View Multi-family Hsg. Rev. 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	7,000	7,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 12/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	17,800	17,800
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,100	4,100
Series 2003 A, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	56,300	56,300
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Rancho Wtr. District Fing. Auth. Rev. Series 2008 B, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,900	22,900
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.02% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	15,260	15,260
Rio Hondo Cmnty. College District Participating VRDN Series WF 10 51Z, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	26,395	26,395
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	56,520	56,520
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	44,140	44,140
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.14% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,420	1,420
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	12,300	12,300
Riverside Elec. Rev.:
Series 2008 A, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	28,740	28,740
Series 2008 C, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	4,150	4,150
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.02% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,065	4,065
(Deer Park Apts. Proj.) Issue A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 L, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,645	9,645
Series 2012 M, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	11,000	11,000
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.03% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series RBC O 8, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Series WF11 87C, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	9,935	9,935
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
Series Putters 3736 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,040	1,040
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	6,000	6,000
(Stratton Apts. Proj.) Series 2000 A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series 15 XF0098, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,005	7,005
Series MS 3229X, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
San Diego Unified School District Participating VRDN Series MS 3330, 0.02% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
Series ROC II R 12318, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,300	13,300
Series 2010 A1, 0.02% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	43,800	43,800
Series 2010 A2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	57,185	57,185
Series 2010 A3, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)(b)	57,645	57,645
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,595	9,595
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.03% 12/7/15, LOC Citibank NA, VRDN (a)(b)	5,535	5,535
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.07% 12/7/15, LOC Citibank NA, VRDN (a)(b)	6,250	6,250
(El Paseo Apts. Proj.) Series 2002 B, 0.07% 12/7/15, LOC Citibank NA, VRDN (a)(b)	4,245	4,245
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	8,375	8,375
(Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	10,860	10,860
San Mateo Unified School District Participating VRDN Series WF 11 75Z, 0.03% 12/7/15 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	15,920	15,920
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	76,185	76,185
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.12% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)(b)	10,635	10,635
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.03% 12/7/15, LOC Fannie Mae, VRDN (a)(b)	17,925	17,925
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	1,200	1,200
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.):
Series 2009-1, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	29,330	29,330
Series 2009-2, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	58,695	58,695
(Palo Verde Proj.) Series 2008 A, 0.02% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	3,420	3,420
Univ. of California Revs. Participating VRDN:
Series 15 ZF0169, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,480	3,480
Series MS 3396, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Series Putters 3365, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,885	4,885
Series Putters 3367, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series Putters 3368, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
Series Putters 3961, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series Putters 4288, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series Putters 4421, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11886X, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(c)	6,845	6,845
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	23,300	23,300
Whittier Health Facilities Rev. Series 2009 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,625	23,625
		4,607,825
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.1% 12/1/15, VRDN (a)(b)	1,600	1,600
Series 1988, 0.1% 12/1/15, VRDN (a)(b)	4,350	4,350
Series 1994, 0.1% 12/1/15, VRDN (a)(b)	3,700	3,700
Series 1999 A, 0.08% 12/7/15, VRDN (a)	4,630	4,630
		14,280
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.17% 12/7/15, VRDN (a)	20,900	20,900
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.2% 12/1/15, VRDN (a)	4,900	4,900
Second Series 1995, 0.22% 12/1/15, VRDN (a)	2,600	2,600
Series 2012, 0.27% 12/1/15, VRDN (a)(b)	5,000	5,000
Effingham County Indl. Dev. Auth. Poll Cont. 0.22% 12/1/15, VRDN (a)	500	500
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 12/7/15, VRDN (a)	900	900
		34,800
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.03% 12/7/15, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.04% 12/7/15, VRDN (a)(b)	11,000	11,000
		26,725
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.34% 12/7/15, VRDN (a)	2,900	2,900
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.19% 12/7/15, VRDN (a)(b)	3,850	3,850
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.13% 12/7/15, VRDN (a)	2,000	2,000
Series 2012 A, 0.13% 12/7/15, VRDN (a)(b)	3,300	3,300
		5,300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.04% 12/7/15, LOC RBS Citizens NA, VRDN (a)	8,410	8,410
Texas - 0.6%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.36% 12/7/15, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/1/15, VRDN (a)	3,900	3,900
Series 2004, 0.22% 12/7/15, VRDN (a)(b)	7,720	7,720
Series 2009 A, 0.18% 12/1/15, VRDN (a)	4,700	4,700
Series 2009 C, 0.18% 12/1/15, VRDN (a)	11,400	11,400
Series 2010 B, 0.18% 12/1/15, VRDN (a)	3,200	3,200
Series 2010 D:
0.18% 12/1/15, VRDN (a)	2,600	2,600
0.18% 12/1/15, VRDN (a)	500	500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 15 4302Z, 0.12% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700	1,700
		39,170
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)(b)	4,000	4,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.23% 12/7/15, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.23% 12/7/15, VRDN (a)	3,000	3,000
		4,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $4,761,860)		4,761,860

Other Municipal Debt - 23.8%
California - 22.8%
California Dept. of Wtr. Resources Bonds 3% 12/1/15	1,000	1,000
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds:
Series 2005 G4, 4.35% 5/1/16	2,670	2,716
Series 2010 M, 5% 5/1/16	15,615	15,921
California Econ. Recovery Bonds Series 2009 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	13,115	13,477
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S3, 0.2% tender 2/11/16, CP mode	44,900	44,900
Series S4, 0.21% tender 7/6/16, CP mode	30,800	30,800
California Gen. Oblig.:
Bonds:
Series 2007, 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	650	679
Series 2008, 5% 3/1/16	1,720	1,740
Series 2009, 5% 4/1/16	1,620	1,646
Series 2015, 3% 3/1/16	3,000	3,021
4% 3/1/16	6,495	6,559
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	4,935	4,988
5% 12/1/15	2,500	2,500
5% 12/1/15	2,145	2,145
5% 3/1/16	10,800	10,929
5% 3/1/16	3,250	3,290
5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	5,100	5,161
5% 4/1/16	9,000	9,143
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	6,385	6,610
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	2,690	2,785
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	2,775	2,873
Series 2011 A2:
0.01% 12/1/15, LOC Royal Bank of Canada, CP	21,700	21,700
0.04% 12/1/15, LOC Royal Bank of Canada, CP	6,300	6,300
0.04% 12/1/15, LOC Royal Bank of Canada, CP	6,050	6,050
0.04% 12/10/15, LOC Royal Bank of Canada, CP	19,050	19,050
Series 2011 A5, 0.05% 1/7/16, LOC U.S. Bank NA, Cincinnati, CP	11,400	11,400
Series A1:
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	22,600	22,600
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	18,100	18,100
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	27,200	27,200
0.02% 12/3/15, LOC Wells Fargo Bank NA, CP	20,400	20,400
0.02% 12/28/15, LOC Wells Fargo Bank NA, CP	18,100	18,100
0.06% 12/1/15, LOC Wells Fargo Bank NA, CP	7,200	7,200
0.08% 2/4/16, LOC Wells Fargo Bank NA, CP	27,250	27,250
Series A3, 0.05% 12/1/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	42,430	42,430
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.16%, tender 6/27/16 (a)	49,300	49,300
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Projs.) Series 2014 H, 2% 12/1/15	2,525	2,525
Series 2014 F, 5% 9/1/16	5,000	5,174
Series 2014 I, 2% 12/1/15	1,100	1,100
Series 2015 E, 5% 9/1/16	4,000	4,139
Series 2015 H, 5% 12/1/16	6,420	6,713
3% 5/1/16	2,000	2,023
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 3/1/16 (Liquidity Facility Royal Bank of Canada) (a)	70,600	70,600
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	70,600	70,600
Contra Costa Wtr. District Wtr. Rev. Bonds 5% 10/1/16	2,180	2,265
Los Angeles Cmnty. College District Bonds Series 2015 C, 5% 8/1/16	2,850	2,939
Los Angeles County Gen. Oblig.:
Series 2010 A, 0.03% 1/20/16, LOC JPMorgan Chase Bank, CP	6,740	6,740
Series 2010 B:
0.04% 12/9/15, LOC U.S. Bank NA, Cincinnati, CP	32,000	32,000
0.04% 12/21/15, LOC U.S. Bank NA, Cincinnati, CP	13,600	13,600
Series 2010 C:
0.02% 12/8/15, LOC Wells Fargo Bank NA, CP	1,520	1,520
0.05% 12/8/15, LOC Wells Fargo Bank NA, CP	27,100	27,100
TRAN 5% 6/30/16	67,900	69,748
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2015, 4% 12/1/15	8,085	8,085
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	69,800	69,800
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	201,000	202,952
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1:
0.02% 12/3/15, LOC Wells Fargo Bank NA, CP	5,000	5,000
0.02% 12/3/15, LOC Wells Fargo Bank NA, CP	18,100	18,100
0.05% 12/8/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
Series 2013 A4:
0.02% 12/3/15, LOC U.S. Bank NA, Cincinnati, CP	8,100	8,100
0.04% 12/9/15, LOC U.S. Bank NA, Cincinnati, CP	17,700	17,700
Oakland St Bldg. Auth. Lease Rev. Bonds Series 2015 A, 2% 12/1/16	2,500	2,539
Oakland Gen. Oblig. TRAN 2% 6/30/16	41,445	41,847
Port of Oakland Port Rev. Series 2010 D, 0.05% 12/1/15, LOC JPMorgan Chase Bank, CP (b)	51,225	51,225
Riverside County Gen. Oblig. TRAN 2% 6/30/16	44,900	45,343
Sacramento Muni. Util. District Elec. Rev.:
Bonds Series 2015, 2% 7/1/16	1,250	1,263
Series K1, 0.03% 12/7/15, LOC State Street Bank & Trust Co., Boston, CP	13,500	13,500
Series L1:
0.04% 12/3/15, LOC Barclays Bank PLC, CP	17,200	17,200
0.04% 12/8/15, LOC Barclays Bank PLC, CP	7,200	7,200
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.03% 12/10/15, LOC MUFG Union Bank NA, CP	26,160	26,160
San Diego Unified School District TRAN Series 2015 A, 2% 6/30/16	38,600	38,985
San Francisco Bldg. Auth. Lease Rev. Bonds Series 2015 A, 2% 12/1/16	5,000	5,078
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A3, 0.07% 12/7/15, LOC Royal Bank of Canada, CP (b)	30,000	30,000
Series A4:
0.06% 12/3/15, LOC Wells Fargo Bank NA, CP (b)	36,000	36,000
0.07% 2/4/16, LOC Wells Fargo Bank NA, CP (b)	20,000	20,000
Series B4, 0.05% 12/3/15, LOC Wells Fargo Bank NA, CP	7,700	7,700
San Francisco City & County Gen. Oblig.:
Series 2, 0.03% 12/3/15, LOC U.S. Bank NA, Cincinnati, CP	1,552	1,552
Series 3:
0.02% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
0.04% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	18,567	18,567
0.04% 1/12/16, LOC State Street Bank & Trust Co., Boston, CP	16,700	16,700
San Francisco City & County Pub. Util. Commission Wastewtr. Rev.:
Series A1, 0.04% 12/9/15, LOC Wells Fargo Bank NA, CP	11,300	11,300
Series A3, 0.04% 12/9/15, LOC Bank of America NA, CP	6,400	6,400
San Francisco City & County Unified School District Bonds Series 2015, 4% 6/15/16	2,275	2,321
San Jose Int'l. Arpt. Rev.:
Series A2, 0.06% 12/17/15, LOC Barclays Bank PLC, CP	10,800	10,800
Series B, 0.07% 12/17/15, LOC Barclays Bank PLC, CP (b)	13,045	13,045
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A:
0.06% 2/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	8,590	8,590
0.06% 2/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	18,000	18,119
Turlock Irrigation District Series A, 0.03% 12/10/15, LOC Bank of America NA, CP	6,100	6,100
Univ. of California Revs. Bonds:
Series 2008 L, 5% 5/15/16 (Pre-Refunded to 5/15/16 @ 101)	7,700	7,944
Series 2013 AF, 5% 5/15/16	1,000	1,022
Woodland Fin. Auth. Rev. 0.05% 12/1/15, LOC Citibank NA, CP	6,780	6,780
		1,598,466
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.07%, tender 4/1/16 (Liquidity Facility Royal Bank of Canada) (e)	25,785	25,785
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.4% tender 12/18/15, CP mode	1,000	1,000
Series 1993 A, 0.4% tender 12/9/15, CP mode	6,800	6,800
Series 1993 B, 0.48% tender 12/23/15, CP mode	1,500	1,500
		9,300
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A:
0.45% tender 12/15/15, CP mode (b)	12,700	12,700
0.45% tender 12/18/15, CP mode (b)	1,300	1,300
Series 1990 A1:
0.5% tender 12/28/15, CP mode (b)	5,700	5,700
0.5% tender 12/31/15, CP mode (b)	1,100	1,100
Series 1990 B:
0.48% tender 12/17/15, CP mode	4,100	4,100
0.48% tender 12/23/15, CP mode	500	500
		25,400
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 12/17/15, CP mode (b)	4,900	4,900
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 12/17/15, CP mode	1,200	1,200
		6,100
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 12/18/15, CP mode (b)	3,200	3,200
TOTAL OTHER MUNICIPAL DEBT
(Cost $1,668,251)		1,668,251
	Shares	Value (000s)

Investment Company - 2.7%
Fidelity Municipal Cash Central Fund, 0.02% (f)(g)
(Cost $187,016)	187,016,000	187,016
TOTAL INVESTMENT PORTFOLIO - 94.6%
(Cost $6,617,127)		6,617,127
NET OTHER ASSETS (LIABILITIES) - 5.4%		379,981
NET ASSETS - 100%		$6,997,108

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,544,000 or 0.2% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$133
Total	$133

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2015 the cost for Federal Income Tax Purposes was $6,617,127,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

November 30, 2015

SCM-QTLY-0116
1.810689.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 71.5%
	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.24% 12/7/15, VRDN (a)	$1,150	$1,150
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.04% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,610	3,610
California - 69.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	10,800	10,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series II R 11901, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series Putters 3293, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series Putters 3434, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,300	8,300
Series 2007 A2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,800	7,800
Series 2007 C2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,500	2,500
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Putters 3019, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,885	4,885
Series ROC II R 11970-1, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	4,200	4,200
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.):
Series 2005 B, 0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	16,615	16,615
0.01% 12/7/15, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Participating VRDN:
Series BA 08 1207, 0.06% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,000	1,000
Series EGL 14 0005, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	11,050	11,050
Series ROC II R 11974, 0.01% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
California Gen. Oblig.:
Series 2003 A1, 0.01% 12/1/15, LOC JPMorgan Chase Bank, VRDN (a)	1,615	1,615
Series 2003 B1, 0.01% 12/7/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	2,200	2,200
Series 2003 B2, 0.01% 12/7/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	7,000	7,000
Series 2003 B4, 0.01% 12/7/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,800	1,800
Series 2003 C3, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600	4,600
Series 2004 A2, 0.01% 12/1/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000	2,000
Series 2004 A7, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	3,100	3,100
Series 2004 B3, 0.01% 12/1/15, LOC Citibank NA, VRDN (a)	3,380	3,380
Series 2005 B2, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,100	21,100
Series 2005 B5, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	5,200	5,200
Series A1-2, 0.01% 12/7/15, LOC Royal Bank of Canada, VRDN (a)	1,200	1,200
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.01% 12/7/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
Series 2009 H, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
(Scripps Health Proj.) Series 2008 F, 0.01% 12/7/15, LOC Northern Trust Co., VRDN (a)	1,500	1,500
(St. Joseph Health Sys. Proj.):
Series 2011 A, 0.01% 12/7/15, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
Series 2011 C, 0.01% 12/1/15, LOC Northern Trust Co., VRDN (a)	1,700	1,700
Series 2011 D, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Participating VRDN:
Series 15 XF0131, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series DB 3294, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,000	2,000
Series MS 3239, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 0.01% 12/7/15 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	3,575	3,575
Series 2001 F, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	965	965
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	1,545	1,545
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.01% 12/1/15, LOC JPMorgan Chase Bank, LOC Mizuho Corporate Bank Ltd., VRDN (a)	6,900	6,900
Series 1996 F, 0.01% 12/1/15, LOC JPMorgan Chase Bank, LOC TD Banknorth, NA, VRDN (a)	1,300	1,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Rev.:
(John Muir Med. Ctr. Proj.) Series 2008 C, 0.01% 12/1/15, LOC Wells Fargo Bank NA, VRDN (a)	11,250	11,250
(SWEEP Ln. Prog.) Series 2007 A, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400	5,400
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	2,000	2,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,995	18,995
Irvine Ranch Wtr. District Rev. Series 2009 A, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,615	9,615
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.01% 12/1/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	1,900	1,900
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,975	1,975
Series 2014 B, 0.01% 12/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,500	5,500
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	1,235	1,235
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.16% 12/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	900	900
Series MS 3237, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	7,790	7,790
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.03% 12/7/15, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.01% 12/7/15, LOC Freddie Mac, VRDN (a)	3,500	3,500
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.02% 12/7/15 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 15 ZF0160, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,250	1,250
Series MS 3345, 0.01% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,175	3,175
Series Putters 3837Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,875	6,875
Series Putters 4361, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,670	3,670
Series 2001 B1, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600	2,600
Series 2001 B2, 0.01% 12/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,100	7,100
Series 2001 B3, 0.01% 12/1/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,700	5,700
Series 2002 A5, 0.01% 12/7/15 (Liquidity Facility Citibank NA), VRDN (a)	4,700	4,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.02% 12/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Series Putters 3309, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,660	6,660
Series ROC II R 0006, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	3,100	3,100
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	13,075	13,075
Series Putters 3289, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.02% 12/7/15, LOC Bank of America NA, VRDN (a)	22,155	22,155
Mountain View Multi-family Hsg. Rev. 0.01% 12/7/15, LOC Fannie Mae, VRDN (a)	800	800
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.01% 12/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	2,200	2,200
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.02% 12/1/15, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.01% 12/7/15, LOC Citibank NA, VRDN (a)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.06% 12/7/15 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.01% 12/7/15, LOC Wells Fargo Bank NA, VRDN (a)	17,310	17,310
Riverside Elec. Rev. Series 2008 A, 0.01% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	1,800	1,800
Sacramento Muni. Util. District Elec. Rev. Series 2012 M, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300	1,300
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.01% 12/7/15, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,470	1,470
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,660	4,660
Series ROC II R 12318, 0.02% 12/7/15 (Liquidity Facility Citibank NA) (a)(b)	5,265	5,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.01% 12/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,230	5,230
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.):
Series 2008 1, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,145	1,145
Series 2008 2, 0.01% 12/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,205	3,205
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.02% 12/7/15, LOC Freddie Mac, VRDN (a)	4,700	4,700
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.01% 12/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,375	16,375
(Palo Verde Proj.) Series 2008 B, 0.02% 12/7/15, LOC Barclays Bank PLC, VRDN (a)	10,120	10,120
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,000	1,000
Series 15 ZF0178, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,000	1,000
Series 2015 ZF0186, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series Putters 3368, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,275	2,275
Series Putters 4401, 0.02% 12/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
		501,835
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.08% 12/7/15, VRDN (a)	200	200
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.17% 12/7/15, VRDN (a)	2,400	2,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.22% 12/1/15, VRDN (a)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.27% 12/7/15, VRDN (a)	500	500
		3,200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 12/7/15, VRDN (a)	2,400	2,400
Series 2010 B1, 0.34% 12/7/15, VRDN (a)	1,300	1,300
		3,700
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.13% 12/7/15, VRDN (a)	300	300
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.04% 12/7/15, LOC RBS Citizens NA, VRDN (a)	965	965
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.18% 12/1/15, VRDN (a)	900	900
Series 2009 C, 0.18% 12/1/15, VRDN (a)	700	700
Series 2010 B, 0.18% 12/1/15, VRDN (a)	1,000	1,000
Series 2010 C, 0.18% 12/1/15, VRDN (a)	1,100	1,100
		3,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $518,660)		518,660

Other Municipal Debt - 22.5%
California - 21.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/16	3,835	3,910
California Econ. Recovery Bonds Series 2009 A, 5% 7/1/16 (Pre-Refunded to 7/1/16 @ 100)	1,400	1,439
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.):
Series S3, 0.2% tender 2/11/16, CP mode	5,100	5,100
Series S4, 0.21% tender 7/6/16, CP mode	3,200	3,200
California Gen. Oblig.:
Bonds:
Series 2008, 5% 3/1/16	750	759
4.5% 3/1/16 (Pre-Refunded to 3/1/16 @ 100)	500	505
5% 3/1/16	1,200	1,214
5% 3/1/16	300	304
5% 4/1/16	1,000	1,016
5% 9/1/16 (Pre-Refunded to 9/1/16 @ 100)	1,300	1,346
Series 2011 A2:
0.01% 12/1/15, LOC Royal Bank of Canada, CP	2,280	2,280
0.04% 12/1/15, LOC Royal Bank of Canada, CP	700	700
0.04% 12/1/15, LOC Royal Bank of Canada, CP	700	700
0.04% 12/10/15, LOC Royal Bank of Canada, CP	2,000	2,000
Series 2011 A5, 0.05% 1/7/16, LOC U.S. Bank NA, Cincinnati, CP	1,200	1,200
Series A1:
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	2,400	2,400
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	1,900	1,900
0.02% 12/2/15, LOC Wells Fargo Bank NA, CP	2,800	2,800
0.02% 12/3/15, LOC Wells Fargo Bank NA, CP	2,100	2,100
0.02% 12/28/15, LOC Wells Fargo Bank NA, CP	1,900	1,900
0.06% 12/1/15, LOC Wells Fargo Bank NA, CP	800	800
0.08% 2/4/16, LOC Wells Fargo Bank NA, CP	2,900	2,900
Series A3, 0.05% 12/1/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	4,600	4,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.16%, tender 6/27/16 (a)	7,700	7,700
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.07%, tender 3/1/16 (Liquidity Facility Royal Bank of Canada) (a)	7,300	7,300
Series 2010 B, 0.07%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	7,300	7,300
Los Angeles County Gen. Oblig.:
Series 2010 B, 0.04% 12/21/15, LOC U.S. Bank NA, Cincinnati, CP	1,400	1,400
Series 2010 C:
0.03% 12/7/15, LOC Wells Fargo Bank NA, CP	1,875	1,875
0.05% 12/8/15, LOC Wells Fargo Bank NA, CP	2,900	2,900
TRAN 5% 6/30/16	7,300	7,499
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2015, 4% 12/1/15	900	900
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.08% 1/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	7,500	7,500
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	27,000	27,262
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1, 0.02% 12/3/15, LOC Wells Fargo Bank NA, CP	1,900	1,900
Series 2013 A4:
0.02% 12/3/15, LOC U.S. Bank NA, Cincinnati, CP	800	800
0.04% 12/9/15, LOC U.S. Bank NA, Cincinnati, CP	5,278	5,278
Oakland Gen. Oblig. TRAN 2% 6/30/16	4,800	4,847
Riverside County Gen. Oblig. TRAN 2% 6/30/16	5,100	5,150
Sacramento Muni. Util. District Elec. Rev.:
Bonds Series 2011 X, 5% 8/15/16	1,350	1,395
Series K1, 0.03% 12/7/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Series L1:
0.04% 12/3/15, LOC Barclays Bank PLC, CP	1,800	1,800
0.04% 12/8/15, LOC Barclays Bank PLC, CP	800	800
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.03% 12/10/15, LOC MUFG Union Bank NA, CP	2,700	2,700
San Diego Unified School District TRAN Series 2015 A, 2% 6/30/16	4,400	4,444
San Francisco City & County Gen. Oblig. Series 3:
0.04% 12/3/15, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
0.04% 1/12/16, LOC State Street Bank & Trust Co., Boston, CP	1,800	1,800
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.04% 12/9/15, LOC Wells Fargo Bank NA, CP	1,200	1,200
San Jose Int'l. Arpt. Rev. Series A2, 0.06% 12/17/15, LOC Barclays Bank PLC, CP	1,192	1,192
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2012 A, 0.06% 2/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
Torrance Gen. Oblig. TRAN 1.5% 6/30/16	2,100	2,114
Univ. of California Revs. Bonds Series 2008 L, 5% 5/15/16 (Pre-Refunded to 5/15/16 @ 101)	800	825
Vacaville Unified School District Bonds Series 2015 A, 3% 8/1/16	1,135	1,155
		158,509
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.07%, tender 2/1/16 (Liquidity Facility Royal Bank of Canada) (a)	4,100	4,100
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.25% tender 12/3/15, CP mode	300	300
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.4% tender 12/18/15, CP mode	800	800
TOTAL OTHER MUNICIPAL DEBT
(Cost $163,709)		163,709
TOTAL INVESTMENT PORTFOLIO - 94.0%
(Cost $682,369)		682,369
NET OTHER ASSETS (LIABILITIES) - 6.0%		43,601
NET ASSETS - 100%		$725,970

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,900,000 or 0.3% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$10
Total	$10

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2015 the cost of investment securities for Income Tax Purposes was $682,369,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016